SCHEDULE OF ESTIMATED USEFUL LIVES OF THE INTANGIBLE ASSETS (Details)	Sep. 30, 2025
Software Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	5 years